UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)
OF THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
December 1, 2025 to June 1, 2026 for the Series 2024-A Bonds

Commission File Number	Registrant; State of Incorporation; Address; and Telephone Number					IRS Employer Identification No.
333-256944-01	PG&E RECOVERY FUNDING LLC					87-1047820
	(Delaware)
	300	Lakeside Drive,	Oakland,	California	94612
			415-973-7000

1-2348	PACIFIC GAS AND ELECTRIC COMPANY					94-0742640
	(Depositor and Sponsor)
	(California)
	300	Lakeside Drive,	Oakland,	California	94612
		415	415-973-7000
Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Recovery Bonds, Series 2024-A-1	☐	☐	☒
Senior Secured Recovery Bonds, Series 2024-A-2	☐	☐	☒
Senior Secured Recovery Bonds, Series 2024-A-3	☐	☐	☒
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes	☒	No	☐

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1 (with respect to the Series 2024-A Bonds (as defined below).

The record date for distributions described in Exhibit 99.1 is June 1, 2026.

Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated July 24, 2024, of PG&E Recovery Funding LLC (Issuing Entity) relating to the Senior Secured Recovery Bonds, Series 2024-A ( the “Series 2024-A Bonds”) filed with the Securities and Exchange Commission on August 1, 2024 pursuant to Rule 424(b)(1) of the Securities Act of 1933, as amended.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the June 1, 2026 distribution date.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 1A. Asset-Level Information.
•Item 1B. Asset Representations Reviewer and Investor Communication.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
None.
Item 3. Sale of Securities and Use of Proceeds.
None.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•Item 4. Defaults Upon Senior Securities.
•Item 5. Submission of Matters to a Vote of Security Holders.
•Item 6. Significant Obligors of Pool Assets.
•Item 7. Change in Sponsor Interest in the Securities.
•Item 8. Significant Enhancement Provider Information.
Item 9. Other Information.
None.

Item 10. Exhibits
Exhibits filed herewith are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit No.	Description

3.1
Certificate of Formation of PG&E Recovery Funding LLC (incorporated by reference to the Registration Statement on Form SF-1 of Pacific Gas and Electric Company and PG&E Recovery Funding LLC (File Nos. 1-2348 and 333-256944-01) filed on June 9, 2021, Exhibit 3.1)

3.2
Amended and Restated Limited Liability Company Agreement of PG&E Recovery Funding LLC (incorporated by reference to a Current Report on Form 8-K of Pacific Gas and Electric Company and PG&E Recovery Funding LLC (File Nos. 1-2348 and 333-256944-01) filed November 8, 2021, Exhibit 3.2)

4.1
Indenture between PG&E Recovery Funding LLC and The Bank of New York Mellon Trust Company, N.A. dated August 1, 2024 (including forms of Senior Secured Recovery Bonds) (incorporated by reference to a Current Report on Form 8-K of PG&E Corporation, Pacific Gas and Electric Company and PG&E Recovery Funding LLC (File Nos. 1-12609, 1-2348 and 333-256944-01) filed August 1, 2024, Exhibit 4.1)

4.4
Series Supplement between PG&E Recovery Funding LLC and The Bank of New York Mellon Trust Company, N.A. dated as of August 1, 2024 (incorporated by reference to a Current Report on Form 8-K of PG&E Corporation, Pacific Gas and Electric Company and PG&E Recovery Funding LLC (File Nos. 1-12609, 1-2348 and 333-256944-01) filed August 1, 2024, Exhibit 4.2)

10.1
Recovery Property Servicing Agreement between PG&E Recovery Funding LLC and Pacific Gas and Electric Company, as Servicer, dated August 1, 2024 (incorporated by reference to a Current Report on Form 8-K of PG&E Corporation, Pacific Gas and Electric Company and PG&E Recovery Funding LLC (File Nos. 1-12609, 1-2348 and 333-256944-01) filed August 1, 2024, Exhibit 10.1)

10.2
Recovery Property Purchase and Sale Agreement between PG&E Recovery Funding LLC and Pacific Gas and Electric Company, as Seller, dated August 1, 2024 (incorporated by reference to a Current Report on Form 8-K of PG&E Corporation, Pacific Gas and Electric Company and PG&E Recovery Funding LLC (File Nos. 1-12609, 1-2348 and 333-256944-01) filed August 1, 2024, Exhibit 10.2)

10.3
Administration Agreement between PG&E Recovery Funding LLC and Pacific Gas and Electric Company, as Administrator, dated August 1, 2024 (incorporated by reference to a Current Report on Form 8-K of PG&E Corporation, Pacific Gas and Electric Company and PG&E Recovery Funding LLC (File Nos. 1-12609, 1-2348 and 333-256944-01) filed August 1, 2024, Exhibit 10.3)

10.4
Joinder Agreement between Pacific Gas and Electric Company, Citibank, N.A., PG&E Recovery Funding LLC, and The Bank of New York Mellon Trust Company, N.A., dated as of August 1, 2024 (incorporated by reference to a Current Report on Form 8-K of PG&E Corporation, Pacific Gas and Electric Company and PG&E Recovery Funding LLC (File Nos. 1-12609, 1-2348 and 333-256944-01) filed August 1, 2024, Exhibit 10.4)

*99.1	Semi-annual Servicer’s Certificate relating to the Series 2024-A Bonds, dated May 22, 2026

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: June 15, 2026	PG&E Recovery Funding LLC
(Issuing Entity)
By: Pacific Gas and Electric Company, as Servicer

By:	/s/ MARGARET K. BECKER
Margaret K. Becker
Vice President, Internal Audit and Treasurer